SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  8

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.  9

☒

 (Check appropriate box or boxes.)

Oceanstone Fund

(Exact Name of Registrant as Specified in Charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 481-4123

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On date pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of San Diego, State of California, on the 10th day of November, 2012.

Oceanstone Fund

/s/ James J. Wang

President/Treasurer/Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name/Title

Signature

Date

James J. Wang

/s/ James J. Wang

11/10/2011

Trustee/President

Rajendra Prasad

/s/ Rajendra Prasad

11/10/2011

Trustee

Manu Hinduja

/s/ Manu Hinduja

11/10/2011

Trustee

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase